UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

Eaton Vance

High Yield Municipal Income Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$567	$254,326

		$254,326

Education — 4.3%
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	$200	$234,440
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	280,229
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	463,408
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,570	1,738,178
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,318,924
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,000	11,033,200
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,567,223
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	586,055
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/32	875	1,020,574
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,163,110
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,160,670
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,157,430
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,165,350
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,148,570
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,142,970
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,252,740
University of California, 5.00%, 5/15/38(3)(4)	10,000	11,729,800
University of Delaware, (SPA: Bank of America, N.A.), 0.54%, 11/1/34(11)	2,000	2,000,000
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	9,148,702

		$51,311,573

Electric Utilities — 2.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,242,573
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	814,950
Indiana Municipal Power Agency, 4.00%, 1/1/42	13,145	14,069,488
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,652,741
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	233,031
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	9,775	11,365,881
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	520	572,016

		$32,950,680

Escrowed/Prerefunded — 2.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,328,307
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,500,141
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	816,781

1

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(5)	$1,575	$1,577,504
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.875%, 11/15/36(5)	6,000	6,009,840
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,185,525
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/37	2,290	2,382,310
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	60	70,746
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	6,280	7,435,206
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,773,100
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	228,086
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	225	243,401
Washington Housing Finance Commission, (Wesley Homes), Prerefunded to 1/1/18, 6.20%, 1/1/36	2,500	2,652,325

		$30,203,272

General Obligations — 9.0%
California, 5.00%, 12/1/31	$5,000	$6,007,950
California, 5.00%, 9/1/32	14,255	16,963,307
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	779,933
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	868,380
Chicago Board of Education, IL, 7.00%, 12/1/44	10,000	10,634,200
Denton Independent School District, TX, (PSF Guaranteed), (SPA: Bank of Tokyo-Mitsubishi UFJ, Ltd.), 0.63%, 8/1/35(12)	3,900	3,900,000
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 5.00%, 6/15/33	2,115	2,562,640
Illinois, 5.00%, 6/1/27	10,000	10,973,700
Illinois, 5.00%, 5/1/35	3,500	3,655,645
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/34	1,700	1,904,918
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/35	1,850	2,067,949
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/30	13,400	8,974,114
New York, NY, (LOC: TD Bank, N.A.), 0.50%, 4/1/36(11)	7,000	7,000,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	6,480	6,990,106
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,586,430
Walnut Valley Unified School District, CA, (Election of 2007), 5.00%, 8/1/39	2,750	3,248,547
Washington, 5.25%, 2/1/36(3)	10,000	11,581,400
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,584,595
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,585,407

		$108,869,221

Health Care – Miscellaneous — 0.4%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$535	$535,348
Yavapai County Industrial Development Authority, AZ, (West Yavapai Guidance Clinic), Prerefunded to 12/1/16, 6.25%, 12/1/36	3,860	3,913,538

		$4,448,886

Hospital — 13.6%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,532,376
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/41(6)	6,000	6,407,640
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	279,948
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	613,019
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	556,550
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,144,730
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,250,980

2

Security	Principal Amount (000’s omitted)	Value
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.63%, 1/15/37(12)	$15,000	$15,000,000
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46(6)	3,175	3,188,621
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,724,954
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,833,622
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,496,510
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	6,555	7,252,976
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	9,969,900
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/41	2,000	2,183,980
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	789,918
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,193,652
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,740,769
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	4,113,124
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,345,750
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,357,340
Monroe County Hospital Authority, PA, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,468,522
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,996,778
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	3,050	3,247,945
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	10,325	11,985,157
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,979,955
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	7,470	7,919,022
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(5)	2,300	2,555,622
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,408,005
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,137,500
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,783,489
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	7,124,312
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,389,522
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,312,195
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,592,943
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,959,187
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	7,000	8,138,760
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,987,743
Wood County Central Hospital District, TX, (East Texas Medical Center Quitman), 6.00%, 11/1/41	6,330	6,891,154
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,825,800

		$163,679,970

Housing — 1.6%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(5)	$4,000	$4,391,800
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	822,240

3

Security	Principal Amount (000’s omitted)	Value
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$1,250	$1,359,900
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	355	389,680
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,227,657
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,780,350
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	887,720
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,090,590
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	860	687,888
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	1,599,740

		$19,237,565

Industrial Development Revenue — 10.8%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,813,344
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,428,838
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,612,637
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	795,880
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(5)	7,175	7,423,183
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	485	484,985
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,265,812
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,786,395
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(5)	2,175	2,181,090
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,832,150
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	1,840	1,844,434
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	385	386,151
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(5)	8,875	8,996,055
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(5)	4,745	4,803,743
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,071,100
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,627,711
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(5)	1,285	1,257,797
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,234,792
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,933,425
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	872,579
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,476,337
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,951,185
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(5)	5,500	4,576,165
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	5,000	5,269,200

4

Security	Principal Amount (000’s omitted)	Value
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	$13,570	$14,065,305
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,167,550
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,814,544

		$129,972,387

Insured-Electric Utilities — 0.5%
Kentucky Municipal Power Agency, (Prairie State Energy Campus), (NPFG), 5.00%, 9/1/32	$4,765	$5,553,512

		$5,553,512

Insured-Escrowed/Prerefunded — 0.2%
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	$2,163	$2,290,137

		$2,290,137

Insured-General Obligations — 1.9%
Detroit, MI, (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	$397	$410,509
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	2,000	2,322,540
Luzerne County, PA, (AGM), 5.00%, 11/15/29	5,000	5,725,300
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,546,888
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,350,728
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,558,159
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,108,759
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	5,000	5,332,900

		$23,355,783

Insured-Industrial Development Revenue — 0.9%
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,425,533
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,501,050

		$10,926,583

Insured-Other Revenue — 1.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,230,620
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,470,088
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,562,200
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,436,939

		$22,699,847

Insured-Special Tax Revenue — 1.4%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$17,290,235

		$17,290,235

Insured-Student Loan — 0.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$3,365	$3,526,419

		$3,526,419

Insured-Transportation — 5.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,748,310
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	756,789
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,566,637
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,250,350
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	7,862,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,634,541
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,722,570

5

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	$1,805	$2,044,397
New York State Thruway Authority, NY, (Liq: JPMorgan Chase Bank, N.A.), (AGM), (FGIC), 0.78%, 7/1/17(5)(8)	3,000	3,000,000
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/36	6,000	6,236,820
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,969,500
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,357,023
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,873,184
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,266,330
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,150,538

		$63,438,989

Insured-Water and Sewer — 0.8%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,714,200
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,421,934
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,442,797
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,745,216
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,380,429

		$9,704,576

Lease Revenue/Certificates of Participation — 2.2%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(3)	$10,875	$13,030,751
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,899,839
Raleigh, NC, Limited Obligation Bonds, (SPA: PNC Bank, N.A.), 0.60%, 6/1/34(12)	10,000	10,000,000

		$25,930,590

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$765	$749,256

		$749,256

Other Revenue — 5.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	$250	$132,573
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,658,811
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,449,436
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	701,753
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	928,025
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(9)	6,250	1,550,688
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(5)	6,000	6,011,220
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(3)(4)	10,000	11,706,400
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(5)	14,000	9,655,380
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	360	357,260
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	9,016,950
Seminole Tribe, FL, 5.25%, 10/1/27(5)	9,000	9,271,260
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	5,368,011
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,092,035
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	7,310	7,461,682
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	740,110

		$69,101,594

Senior Living/Life Care — 7.2%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,420,051
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,737,355
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,489,450
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(5)	1,000	1,089,930

6

Security	Principal Amount (000’s omitted)	Value
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$415	$516,899
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	839,586
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	577,516
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	529,344
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,778,216
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,070,970
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,060,610
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,098,280
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,923,250
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(5)	1,085	1,093,376
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(5)	1,560	1,566,895
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	538,025
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	830,565
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,621,950
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,248,187
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/34(6)	910	1,028,837
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35(6)	175	197,260
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,749,675
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,964,045
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	500	572,060
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,136,860
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,430,937
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(9)	3,475	346,145
North Miami, FL, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(9)	7,315	728,647
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	50	60,473
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,439,245
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	8,377,564
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(5)	770	834,226
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,484,770
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,237,063
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,570	5,092,122
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	492,746

7

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	$1,380	$1,514,177
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,332,179
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,335,710
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,212,770
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	572,885
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(5)	750	808,103
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(5)	1,250	1,331,375
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/31(5)	1,910	2,039,040
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/36(5)	1,000	1,060,930
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,915	3,234,805

		$86,645,104

Special Tax Revenue — 5.5%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,914,270
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,250	5,253,465
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,234,380
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	697,284
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	5,000	5,167,900
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,889,989
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	510	501,723
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,330	1,308,414
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(9)	1,005	10
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/31	5,000	5,576,950
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/25	1,000	811,510
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	235	183,843
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/29	2,630	1,824,115
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(3)	10,000	11,746,200
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,215	2,226,872
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,760	2,759,724
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,703,610
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,128,440
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	506,052
South Village Community Development District, FL, 3.50%, 5/1/32	805	793,150
South Village Community Development District, FL, 3.625%, 5/1/35	500	475,340
South Village Community Development District, FL, 3.75%, 5/1/38	1,025	964,966
South Village Community Development District, FL, 4.875%, 5/1/35	500	499,335
South Village Community Development District, FL, 5.00%, 5/1/38	100	99,882
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,253	1,266,014
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	920	890,726
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(9)	3,650	37
University Square Community Development District, FL, 5.875%, 5/1/38	1,715	1,723,163
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,425	3,390,853

		$66,538,217

Student Loan — 0.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$4,650	$4,876,083
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,872,890

		$7,748,973

8

Security	Principal Amount (000’s omitted)	Value
Transportation — 20.0%
Central Florida Expressway Authority, 4.00%, 7/1/37(6)	$10,000	$10,677,300
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,254,143
Central Texas Regional Mobility Authority, 5.00%, 1/1/46	6,250	7,068,437
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	668,531
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	8,070	9,148,475
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	5,000	5,680,150
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,639,550
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,973,381
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,511,753
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,732,850
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,238,160
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,369,759
Illinois Toll Highway Authority, 5.00%, 1/1/40(3)(4)	15,000	17,284,200
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,556,838
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	676,165
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	277,165
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	592,503
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/36	1,400	1,596,042
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	5,000	5,718,850
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,394,831
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,718,250
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,704,600
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,169,340
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,261,440
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/41	4,325	4,428,194
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	2,885	3,160,460
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	3,460	3,783,545
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/23	3,000	3,565,590
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	540,082
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,973,030
North Texas Tollway Authority, 5.50%, 9/1/41(3)(4)	10,000	11,788,000
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,558,765
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,984,110
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	365	412,618
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	1,125	1,284,086
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	12,080	12,952,297
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	10,000	10,791,300
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	5,025	5,312,581
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	9,990	10,567,122
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,398,700
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,414,258
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,554,245

9

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$3,685	$4,340,304
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,260	5,033,318
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,972,430
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	18,623,405
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,114,198

		$240,465,351

Water and Sewer — 2.3%
Bellingham, WA, Water and Sewer Revenue, (Liq: Citibank, N.A.), 0.83%, 8/1/19(5)(8)	$2,230	$2,230,000
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	3,185	3,519,807
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,751,125
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,392,053
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,159,946
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,094,814

		$28,147,745

Total Tax-Exempt Municipal Securities — 101.7% (identified cost $1,160,731,862)		$1,225,040,791

Taxable Municipal Securities — 6.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$40	$18,006

		$18,006

Electric Utilities — 1.9%
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(10)	$10,617	$13,785,537
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	7,500	8,289,225

		$22,074,762

General Obligations — 2.4%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,330,200
Chicago, IL, 7.517%, 1/1/40(10)	11,220	12,181,666
Chicago, IL, 7.75%, 1/1/42	11,035	11,691,031

		$29,202,897

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$12,196,910

		$12,196,910

Insured-General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$988	$983,087
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,618,155

		$8,601,242

Insured-Special Tax Revenue — 0.2%
Industry, CA, Sales Tax Revenue, (AGM), 4.625%, 1/1/34	$2,500	$2,727,000

		$2,727,000

10

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(10)	$7,375	$8,202,623

		$8,202,623

Total Taxable Municipal Securities — 6.9% (identified cost $76,373,656)		$83,023,440

Total Investments — 108.6% (identified cost $1,237,105,518)		$1,308,064,231

Other Assets, Less Liabilities — (8.6)%		$(103,648,329)

Net Assets — 100.0%		$1,204,415,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	19.7%
New York	14.6%
Illinois	10.8%
Others, representing less than 10% individually	63.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 13.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 5.1% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $18,258,400.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $93,012,611 or 7.7% of the Fund’s net assets.

(6)	When-issued security.

(7)	Security is in default and making only partial interest payments.

(8)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at October 31, 2016.

(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(11)	Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which generally resets daily, represents the rate in effect at October 31, 2016.

(12)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at October 31, 2016.

11

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
U.S. 10-Year Treasury Note	175	Short	Dec-16	$(22,968,421)	$(22,684,375)	$284,046
U.S. Long Treasury Bond	112	Short	Dec-16	(19,150,560)	(18,224,500)	926,060

						$1,210,106

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,210,106.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,134,404,680

Gross unrealized appreciation	$96,805,278
Gross unrealized depreciation	(25,060,727)

Net unrealized appreciation	$71,744,551

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,225,040,791	$—	$1,225,040,791
Taxable Municipal Securities	—	83,023,440	—	83,023,440
Total Investments	$—	$1,308,064,231	$—	$1,308,064,231
Futures Contracts	$1,210,106	$—	$—	$1,210,106
Total	$1,210,106	$1,308,064,231	$—	$1,309,274,337

12

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

TABS Short-Term Municipal Bond Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/24(1)	$1,400	$1,689,800

		$1,689,800

Education — 5.6%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	$14,425	$15,408,496
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/25	795	992,375
North Penn School District, PA, 5.00%, 3/1/21	3,010	3,231,175
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/21	480	557,851
University of Minnesota, 5.00%, 8/1/21	1,350	1,581,930
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	4,775	5,363,901
University of Vermont and State Agricultural College, 5.00%, 10/1/23	415	509,242
University of Vermont and State Agricultural College, 5.00%, 10/1/24	480	596,050
University of Virginia, 2.00%, 8/1/21	350	364,647
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,147,680

		$29,753,347

Electric Utilities — 3.2%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	$120	$126,362
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,698,800
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/22	3,000	3,543,000
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,351,446
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,170,220
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,168,240

		$17,058,068

Escrowed/Prerefunded — 2.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$1,986,540
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	2,057,747
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	549,285
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	280	309,669
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	220	243,311
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/22	525	539,894
Richmond County Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	1,090	1,010,179
Texas, (Texas Public Finance Authority), Prerefunded to 10/1/17, 5.00%, 10/1/20	1,000	1,039,450
Washington, Prerefunded to 7/1/18, 5.00%, 7/1/22	5,000	5,342,200
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Escrowed to Maturity, 5.00%, 8/15/18	1,190	1,277,263

		$14,355,538

General Obligations — 49.7%
Alabama, 5.00%, 8/1/20	$3,530	$4,037,826
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,730,421
Atlanta, GA, 5.00%, 12/1/20	5,000	5,763,850
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	2,000	2,134,300
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	4,245	4,528,057
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,195,000
Brown County, WI, 4.00%, 11/1/21	620	686,142

1

Security	Principal Amount (000’s omitted)	Value
California, 5.00%, 8/1/21	$400	$470,104
California, 5.00%, 9/1/21	5,000	5,890,350
California, 1.07% to 12/1/20 (Put Date), 12/1/28(2)	7,500	7,507,875
Cary, NC, 5.00%, 6/1/18	195	207,852
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/18	300	296,367
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	138,162
Chandler, AZ, 3.00%, 7/1/25	1,000	1,089,610
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,185,090
College Station, TX, 5.00%, 2/15/24	1,000	1,149,620
Comal County, TX, 4.00%, 2/1/18	1,200	1,245,708
Dallas Independent School District, TX, (PSF Guaranteed), 5.50%, 2/15/18	240	254,568
Denton County, TX, 5.00%, 7/15/24	1,000	1,134,310
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,600	2,385,734
Denver City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	250	283,975
Denver City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	310	352,129
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	147,909
El Camino Community College District, CA, 0.00%, 8/1/18	2,280	2,238,595
El Dorado Union High School District, CA, 0.00%, 8/1/18	110	107,658
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	41,522
El Monte Union High School District, CA, 5.00%, 6/1/20	1,000	1,135,080
Fairfax County, VA, 4.00%, 4/1/23	500	547,650
Fitchburg, MA, 4.00%, 12/1/16	570	571,488
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	5,858,200
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,409,860
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/20	400	420,816
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/22	525	552,321
Forney Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/24	500	529,245
Frisco, TX, 4.00%, 2/15/19	155	165,577
Garland Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	300	300,582
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	500	554,010
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,404,934
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,317,218
Gull Lake Community Schools, MI, 5.00%, 5/1/20	465	524,362
Hartford County Metropolitan District, CT, 5.00%, 7/15/18	4,250	4,553,577
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/19	540	523,498
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,260	1,181,527
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	825	758,546
Illinois, 5.00%, 1/1/18	350	362,040
Illinois, 5.00%, 5/1/21	100	108,830
Illinois, 5.00%, 6/1/21	1,620	1,764,504
Illinois, 5.00%, 3/1/25	2,730	2,925,086
Illinois, 5.50%, 7/1/27	1,500	1,675,980
Irving Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/17	420	424,120
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/22	485	506,219
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/24	550	572,330
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/25	1,365	1,418,167
Katy Independent School District, TX, (PSF Guaranteed), 0.908%, Variable to 8/15/19 (Put Date), 8/15/36(2)	6,810	6,845,071
Kettering City School District, OH, 5.00%, 12/1/24(1)	1,000	1,205,900
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,731,509
Leander Independent School District, TX, 0.00%, 8/15/17	1,240	1,230,762
Leander Independent School District, TX, 0.00%, 8/15/18	2,590	2,525,043
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,000	1,837,580
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,814,690
Leander Independent School District, TX, Series 2015B, 0.00%, 8/15/20	505	473,806
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/26	5,000	5,812,750
Maryland, 5.00%, 3/1/19	5,465	5,982,535
Maryland, 5.00%, 3/1/22	5,000	5,986,850
Massachusetts, 3.00%, 12/1/24	5,165	5,433,167

2

Security	Principal Amount (000’s omitted)	Value
Massachusetts, 5.25%, 8/1/21	$5,100	$6,052,935
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,333,645
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,540,263
Mecklenburg County, NC, 5.00%, 12/1/23	7,000	8,714,020
Minnesota, 4.00%, 8/1/19	3,000	3,248,880
Minnesota, 5.00%, 6/1/18	1,000	1,065,590
Minnesota, 5.00%, 8/1/18	90	96,494
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,098,099
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	5,775,900
Morris County, NJ, 5.00%, 2/15/19	1,720	1,877,019
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	832,176
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	775,170
New Hanover County, NC, 5.00%, 12/1/18	430	466,830
New York, NY, 5.00%, 8/1/22	2,810	3,368,516
Ohio, 5.00%, 8/1/23	9,365	11,501,437
Osseo Independent School District No. 279, MN, 4.00%, 2/1/20	450	472,820
Pennsylvania, 5.00%, 2/15/17	2,500	2,531,500
Peralta Community College District, CA, 5.00%, 8/1/23	140	172,326
Pima County, AZ, 4.00%, 7/1/18	2,400	2,521,968
Reedy Creek Improvement District, FL, 5.00%, 6/1/20	1,000	1,134,760
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	3,440	3,189,671
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	5,000	4,971,850
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,415	1,197,981
San Diego Community College District, CA, 0.00%, 8/1/18	285	278,932
Snohomish County Everett School District No. 2, WA, 5.00%, 12/1/20	1,000	1,151,900
Snyder Consolidated Independent School District, TX, (PSF Guaranteed), 2.00%, 2/15/23	240	243,389
Snyder Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/24	200	208,532
Snyder Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/25	165	172,178
Snyder Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/26	235	245,049
Snyder Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/27	305	318,652
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/18	1,875	1,971,638
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	1,000	1,199,890
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	550	621,632
Suffolk, VA, 4.00%, 8/1/18	500	527,415
Tennessee, 3.00%, 10/1/26	1,000	1,060,960
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/20	50	50,477
Tucson, AZ, 3.00%, 7/1/21	1,000	1,077,660
Tucson, AZ, 3.00%, 7/1/22	2,675	2,894,457
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,302,811
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,688,918
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,109,530
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	691,173
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	836,518
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,742,603
Wake County, NC, 5.00%, 3/1/23	2,120	2,312,750
Washington, 5.00%, 8/1/22	5,315	6,387,726
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,512,700
Whittier Union High School District, CA, 0.00%, 8/1/26(1)	1,650	1,306,718
Wisconsin, 5.00%, 11/1/20	1,000	1,152,760
Wisconsin, 5.00%, 5/1/21	1,805	2,107,193
Zeeland Public Schools, MI, 5.00%, 5/1/21	1,290	1,485,770

		$264,747,945

Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$90,349

		$90,349

3

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.1%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$937,529
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,417,973
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	445	502,481
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,460,900
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	7,209,787
Indiana Finance Authority, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,309,225
Maine Health and Higher Educational Facilities Authority, 5.00%, 7/1/22	1,000	1,182,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	487,991
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,588,424
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,230,508
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	844,299
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	639,009
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,690,900
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	830,504
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,387,638
Tarrant County Hospital District, TX, 5.00%, 8/15/20	1,655	1,862,256
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	377,249
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,811,769
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,172,450
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,494,374
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,347,018
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,023,056
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	437,888
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,270,662

		$48,515,890

Housing — 0.6%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$300	$314,493
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,160
Virginia Housing Development Authority, 1.10%, 4/1/17	1,100	1,102,233
Virginia Housing Development Authority, 1.60%, 7/1/17	460	462,346
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,018,190
Virginia Housing Development Authority, 2.05%, 7/1/18	230	234,287

		$3,261,709

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$879,784

		$879,784

Insured-Electric Utilities — 0.8%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,492,959

		$4,492,959

Insured-Escrowed/Prerefunded — 0.6%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,271,160
Greenville, NC, Utilities Commission, (AGM), Prerefunded to 11/1/18, 5.00%, 11/1/22	1,060	1,147,090

		$3,418,250

4

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.3%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$106,339
New Britain, CT, (BAM), 5.00%, 3/1/21	500	574,295
Washington, (NPFG), 0.00%, 6/1/21	620	577,729
Washington, (XLCA), 0.00%, 12/1/16	200	199,900

		$1,458,263

Insured-Hospital — 0.1%
Carbon County Hospital Authority, PA, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	$535	$550,659

		$550,659

Insured-Special Tax Revenue — 0.3%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,605,616

		$1,605,616

Lease Revenue/Certificates of Participation — 2.3%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/23	$1,000	$1,146,850
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,546,196
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,662,000
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	691,325
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,465,731
Orange County, FL, School Board, 5.00%, 8/1/17	540	557,199
Orange County, FL, School Board, 5.00%, 8/1/18	675	722,972
Orange County, FL, School Board, 5.00%, 8/1/19	750	831,270
Volusia County, FL, School Board, 5.00%, 8/1/21	325	379,174

		$12,002,717

Other Revenue — 1.0%
Kansas Development Finance Authority, 5.00%, 11/1/26	$1,990	$2,200,681
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	2,965	3,024,537

		$5,225,218

Special Tax Revenue — 10.1%
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/20	$200	$227,424
Maryland Department of Transportation, 4.00%, 9/1/26(1)	15,000	17,830,950
Maryland Department of Transportation, 5.00%, 11/1/26(1)	5,000	6,218,600
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/25	8,865	11,044,992
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/22	2,500	2,986,450
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013D, 5.00%, 3/15/21	5,745	6,655,008
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013E, 5.00%, 3/15/21	5,000	5,792,000
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,488,969
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	149,198
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,267,897

		$53,661,488

Transportation — 7.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47	$2,500	$2,513,200
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,781,175
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,150,450
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	2,998,450
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	1,450	1,672,416
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/22	2,840	3,347,792
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	5,000	6,183,150

5

Security	Principal Amount (000’s omitted)	Value
New Jersey Turnpike Authority, 5.00%, 1/1/22	$3,325	$3,592,130
North Texas Tollway Authority, 1.30%, Variable to 1/1/20 (Put Date), 1/1/38(2)	2,500	2,506,800
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,306,431
Texas Transportation Commission, 5.00%, 10/1/21	10,000	11,801,000

		$39,852,994

Water and Sewer — 1.9%
California Department of Water Resources, 5.00%, 5/1/21	$5,270	$6,172,540
California Department of Water Resources, 5.00%, 12/1/24	35	37,322
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,122,650
Jasper Water Works and Sewer Board, Inc., AL, 5.00%, 6/1/22	600	689,874
Little Rock, AR, Sewer Revenue, 4.00%, 10/1/21	925	1,035,362
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,144,726
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	194,064

		$10,396,538

Total Tax-Exempt Municipal Securities — 96.3% (identified cost $499,918,678)		$513,017,132

Taxable Municipal Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
University of Colorado, 2.569%, 6/1/23	$2,700	$2,765,880
Virginia Public School Authority, 4.167%, 8/1/18	225	236,610

		$3,002,490

Electric Utilities — 0.2%
Municipal Electric Authority of Georgia, 4.43%, 1/1/22	$1,000	$1,110,900

		$1,110,900

Escrowed/Prerefunded — 0.3%
Pennsylvania Turnpike Commission, Escrowed to Maturity, 2.609%, 12/1/21	$1,500	$1,570,215

		$1,570,215

Special Tax Revenue — 1.5%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.67%, 8/1/21	$3,000	$3,121,770
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	2,000	2,148,880
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	1,009,483
Successor Agency to San Diego Redevelopment Agency, CA, 2.875%, 9/1/21	800	807,368
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	620,418
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	467,586

		$8,175,505

Total Taxable Municipal Securities — 2.6% (identified cost $13,564,777)		$13,859,110

6

Corporate Bonds & Notes — 0.4%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
Princeton University, 1.845%, 7/1/21	$2,000	$2,009,002

Total Corporate Bonds & Notes — 0.4% (identified cost $2,000,000)		$2,009,002

Total Investments — 99.3% (identified cost $515,483,455)		$528,885,244

Other Assets, Less Liabilities — 0.7%		$3,835,905

Net Assets — 100.0%		$532,721,149

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.9%
Maryland	11.4%
Others, representing less than 10% individually	72.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.04% to 1.2% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(3)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$515,460,708

Gross unrealized appreciation	$13,845,564
Gross unrealized depreciation	(421,028)

Net unrealized appreciation	$13,424,536

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$513,017,132	$—	$513,017,132
Taxable Municipal Securities	—	13,859,110	—	13,859,110
Corporate Bonds & Notes	—	2,009,002	—	2,009,002
Total Investments	$—	$528,885,244	$—	$528,885,244

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,348,718
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/22	120	134,285

		$1,483,003

Education — 3.3%
Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/23	$500	$597,835
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	300	359,658
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/32	1,250	1,488,887
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/26	300	374,337
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/25	1,855	2,311,590
Nevada System of Higher Education, 5.00%, 7/1/23	500	609,035
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	690	798,516
New Jersey Educational Facilities Authority, (Princeton University), 2014 Series A, 5.00%, 7/1/26	5,000	6,287,600
New Jersey Educational Facilities Authority, (Princeton University), 2015 Series A, 5.00%, 7/1/26	800	1,014,120
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/27	505	645,274
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	270,379
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,473,492
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	533,190
University of Vermont and State Agricultural College, 5.00%, 10/1/27	450	562,955
Western Michigan University, 5.00%, 11/15/24	500	619,885

		$17,946,753

Electric Utilities — 3.8%
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	$170	$199,643
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	586,130
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,148,250
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,616,382
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,789,039
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	963,293
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,819,154
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,083,710
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	3,000	3,608,130
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	3,475	4,151,270
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	3,325	3,922,569

		$20,887,570

Escrowed/Prerefunded — 2.4%
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	$2,500	$2,615,475
Connecticut, Prerefunded to 12/1/16, 5.00%, 12/1/20	50	50,180
Forsan Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/18, 5.00%, 2/15/31	1,460	1,538,504
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	619,338
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	440	486,622

1

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	$1,765	$1,944,500
University of Colorado, Enterprise Revenue, Prerefunded to 6/1/21, 5.00%, 6/1/26	315	369,297
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,208,580
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,487,128

		$13,319,624

General Obligations — 32.9%
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/26	$1,000	$780,620
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/28	1,135	819,731
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/29	2,300	1,588,150
Addison, TX, 5.00%, 2/15/24	360	429,948
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/25	130	140,407
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/26	325	348,117
Anchorage, AK, Series C, 5.00%, 9/1/27	1,000	1,232,970
Anchorage, AK, Series D, 5.00%, 9/1/27	1,130	1,393,256
Anchorage, AK, 5.00%, 9/1/28	1,835	2,247,545
Arkansas, 4.00%, 6/1/28	500	570,350
Auburn, AL, 5.00%, 12/1/28	135	163,292
Bethel, CT, 4.00%, 11/15/28	300	336,012
Beverly Hills Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	165	183,789
Bloomfield, CT, 4.00%, 10/15/20	90	99,705
Buffalo County, NE, 4.00%, 12/15/30	300	329,733
Buffalo County, NE, 4.00%, 12/15/31	360	394,099
California, 4.00%, 9/1/31	1,000	1,114,330
California, 5.00%, 12/1/21	5,000	5,932,350
California, 1.07% to 12/1/20 (Put Date), 12/1/28(1)	6,500	6,506,825
Cambridge, MA, 4.00%, 1/1/28	540	625,838
Centerville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	370	406,560
Centerville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,000	1,070,540
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/24	160	132,102
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,026,260
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	2,058,137
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,790,500
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,229,150
Decatur, IL, 5.00%, 3/1/23	1,030	1,188,764
Dublin, OH, 4.00%, 12/1/28	750	875,250
Dublin, OH, 4.00%, 12/1/31	1,505	1,725,588
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,376,375
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/33	125	66,715
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/35	275	132,965
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,541,123
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	828,630
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	2,108,358
Glendale Unified School District, CA, 0.00%, 9/1/30	5,480	3,330,306
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,449,165
Groton, CT, 4.00%, 7/15/19	50	53,977
Guilford County, NC, 4.00%, 2/1/29	2,500	2,896,400
Guilford County, NC, 5.00%, 2/1/28	1,675	2,112,141
Harlandale Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	535	599,746
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,121,580
Hopewell Township, NJ, 5.00%, 10/1/26	450	562,576
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,160,890
Illinois, 5.50%, 7/1/26	4,000	4,484,440
Illinois, 5.50%, 7/1/27	2,735	3,055,870

2

Security	Principal Amount (000’s omitted)	Value
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/24	$1,900	$2,268,961
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/21	905	944,558
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/23	715	744,937
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/26	1,375	1,427,154
Kettering City School District, OH, 5.00%, 12/1/25(2)	1,080	1,315,051
Lakeland, FL, 5.00%, 10/1/31	2,085	2,428,066
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,339,464
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	943,875
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	871,430
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,936,140
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,834,240
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	999,539
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	853,155
Lubbock, TX, 5.00%, 2/15/24	2,000	2,303,740
Lynchburg, VA, 3.00%, 12/1/16	250	250,507
Macomb County, MI, 4.00%, 5/1/24	1,000	1,147,420
Massachusetts, 2.00%, 4/24/17	5,000	5,031,350
Mecklenburg County, NC, 5.00%, 3/1/19	50	54,735
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	225	253,195
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,759,659
Neshaminy School District, PA, 4.00%, 11/1/26	850	947,877
New Braunfels Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/26	120	130,476
New York, 5.00%, 2/15/20	1,210	1,369,563
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,115,150
North Charleston, SC, Sewer District, 4.00%, 1/1/23	610	675,532
North East Independent School District, TX, (PSF Guaranteed), 1.42% to 8/1/21 (Put Date), 8/1/40	3,000	2,982,420
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,189,200
Northside Independent School District, TX, (PSF Guaranteed), 1.75% to 6/1/22 (Put Date), 6/1/32	5,000	4,999,950
Northwest Local School District Board of Education, OH, 5.00%, 12/1/29	150	181,822
Olentangy Local School District, OH, 4.00%, 12/1/29	1,220	1,392,191
Onslow County, NC, 5.00%, 6/1/30	550	658,432
Oregon, 5.00%, 5/1/35	1,000	1,219,690
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	299,400
Prince William County, VA, 4.00%, 8/1/29	1,695	1,938,639
Richardson, TX, 5.00%, 2/15/20	50	56,333
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	2,190	1,880,203
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	5,000	4,971,850
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,383,117
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,765	1,539,415
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,512,729
San Francisco Bay Area Rapid Transit District, CA, 5.00%, 8/1/32	2,000	2,438,120
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/32	300	334,161
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/33	350	388,405
Snyder Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/29	320	331,936
Snyder Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/31	350	360,598
South Texas Community College District, 5.00%, 8/15/23	1,560	1,900,626
Steamboat Springs School District No. RE-2, CO, 4.00%, 12/1/26	1,000	1,174,040
Tatum Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/19, 5.00%, 2/15/30	515	559,336
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/30	100	120,301
Tennessee, 5.00%, 9/1/29	2,000	2,456,840
Texas, 5.00%, 4/1/21	3,000	3,503,730
Texas, (Texas Water Development Board), 2.00% to 8/1/19 (Put Date), 8/1/25	3,000	3,020,670
Upper Merion Area School District, PA, 5.00%, 1/15/34	620	725,797
Vermont, 5.00%, 8/15/23	860	1,008,479

3

Security	Principal Amount (000’s omitted)	Value
Vista Unified School District, CA, 5.00%, 8/1/27	$1,280	$1,609,421
Washington, 5.00%, 7/1/24	850	967,980
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/27	1,125	871,369
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	920	684,140
Whittier Union High School District, CA, 0.00%, 8/1/25(2)	1,175	967,812
Wisconsin, 5.00%, 5/1/32	5,500	6,567,770
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,500	2,540,925
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,471,679
Zeeland Public Schools, MI, 5.00%, 5/1/23	1,200	1,435,128
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,212,900

		$179,424,503

Hospital — 9.6%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$812,189
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	883,621
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	3,109,700
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,165,710
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,130,427
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/27	335	415,996
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,710,196
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/28	2,300	2,768,625
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,936,976
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,065,270
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 0.903%, Variable to 5/15/18 (Put Date), 5/15/48(1)	7,745	7,726,257
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	971,344
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,682,870
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/34	5,000	5,981,900
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,106,380
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	620,890
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	550	684,239
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,158,980
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	287,710
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	260,462
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	926,464
Monroe County Industrial Development Corp., NY, (Highland Hospital of Rochester), 5.00%, 7/1/25	60	74,042
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	59,064
North Carolina Medical Care Commission, (Rex Hospital, Inc.), 5.00%, 7/1/33	2,055	2,420,584
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	1,390	1,691,366
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,211,660
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	631,493
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	711,840
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,712,640
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,170,700

		$52,089,595

4

Security	Principal Amount (000’s omitted)	Value
Housing — 0.3%
Alaska Housing Finance Corp., 5.00%, 6/1/32	$1,000	$1,178,860
Virginia Housing Development Authority, 2.45%, 7/1/19	500	516,485

		$1,695,345

Insured-Escrowed/Prerefunded — 2.5%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,271,160
King County, WA, Sewer Revenue, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	860	866,192
King County, WA, Sewer Revenue, (BHAC), Prerefunded to 1/1/18, 5.25%, 1/1/48	10,000	10,516,200
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	27,644

		$13,681,196

Insured-General Obligations — 1.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$4,000	$1,996,400
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/32	1,000	570,060
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/33	1,500	814,125
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,272,840
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,267,883
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	929,457

		$7,850,765

Insured-Lease Revenue/Certificates of Participation — 0.3%
Clyde-Green Springs Exempted Village School District, OH, (BAM), 2.00%, 12/1/26	$700	$685,636
Clyde-Green Springs Exempted Village School District, OH, (BAM), 2.15%, 12/1/27	835	814,801

		$1,500,437

Insured-Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,658,705

		$1,658,705

Insured-Water and Sewer — 0.4%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,327,040

		$2,327,040

Lease Revenue/Certificates of Participation — 3.3%
Charlotte, NC, Certificates of Participation, 5.00%, 12/1/20	$4,510	$5,179,509
Cincinnati City School District, OH, 5.00%, 12/15/29	1,585	1,862,137
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/25	250	310,345
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/27	300	367,311
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/28	240	290,611
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/29	170	204,556
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	750	844,418
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	889,493
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/28	250	311,095
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/30	210	258,441
Orange County, FL, School Board, 5.00%, 8/1/17	500	515,925
Orange County, FL, School Board, 5.00%, 8/1/18	500	535,535
Orange County, FL, School Board, 5.00%, 8/1/34	2,650	3,126,973
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,215,670
South Dakota Building Authority, 5.00%, 6/1/27	500	602,975
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,755,300

		$18,270,294

5

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 4.0%
Bergen County Improvement Authority, NJ, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$330,070
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.83%, Variable to 4/2/18 (Put Date), 10/1/47(1)	9,500	9,512,920
Camden County Improvement Authority, NJ, 5.00%, 1/15/25	425	521,964
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,165,150
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	375	462,266
MTA Hudson Rail Yards Trust Obligations, NY, 5.00%, 11/15/51	5,000	5,574,100
Pitt County, NC, 5.00%, 4/1/21(2)	500	567,870
Pitt County, NC, 5.00%, 4/1/23(2)	750	884,775
Pitt County, NC, 5.00%, 4/1/24(2)	410	490,709
Pitt County, NC, 5.00%, 4/1/25(2)	550	665,489
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	1,605	1,609,606

		$21,784,919

Public Power/Electric Utilities — 0.3%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$1,190	$1,445,707

		$1,445,707

Senior Living/Life Care — 0.6%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.719%, Variable to 5/1/21 (Put Date), 5/1/36(1)	$2,500	$2,510,475
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/29	660	789,268

		$3,299,743

Special Tax Revenue — 6.9%
Akron, OH, Income Tax Revenue, 5.00%, 12/1/28(2)	$1,330	$1,612,000
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/24	1,000	1,227,040
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,043,077
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22	1,000	1,187,690
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	836,122
Maryland Department of Transportation, 5.00%, 11/1/26(2)	6,300	7,835,436
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,356,640
Mesa, AZ, 5.00%, 7/1/27	1,850	1,899,284
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,829,771
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	2,935	2,200,634
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/25	5,000	6,229,550
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27(2)	3,245	3,862,816
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,437,190
Thornton Development Authority, CO, 5.00%, 12/1/24	300	362,853
Thornton Development Authority, CO, 5.00%, 12/1/25	160	194,040
Utah Transit Authority, Sales Tax Revenue, 4.00%, 12/15/30	1,200	1,329,240

		$37,443,383

Transportation — 16.4%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$6,141,800
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/32	7,000	8,200,640
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,170,720
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,165,130
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,077,760
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,781,175
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,790,360
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,150,450
Florida Department of Transportation, 5.00%, 7/1/25	900	997,821
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,220,390

6

Security	Principal Amount (000’s omitted)	Value
Illinois Toll Highway Authority, 5.00%, 1/1/32	$1,000	$1,187,420
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	2,095,015
Kansas Department of Transportation, 5.00%, 9/1/27	3,715	4,672,541
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,244,903
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,461,400
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,288,238
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	5,000	6,183,150
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	5,300	6,486,405
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,078,480
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,166,340
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,350	1,480,721
North Texas Tollway Authority, 5.00%, 1/1/26	4,800	5,785,344
North Texas Tollway Authority, 5.00%, 1/1/27	11,500	13,809,545
Rhode Island Commerce Corp., 5.00%, 6/15/26	5,000	6,214,750
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,824,875

		$89,675,373

Water and Sewer — 8.9%
Auburn Water Works Board, AL, 5.00%, 9/1/33	$1,640	$1,933,216
Boston Water and Sewer Commission, MA, 5.00%, 11/1/32	1,000	1,218,750
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/31	150	176,622
Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/32	175	213,318
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	469,571
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,764,280
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/28	1,000	1,268,020
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/29	2,000	2,510,980
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	372,063
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	600	719,112
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,226,870
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,678,852
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	545,444
Mobile, AL, Water & Sewer Commissioners, 5.00%, 1/1/29	1,705	2,025,352
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	272,702
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/29	410	465,067
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,381,065
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,128,490
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,368,883
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	54,025
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	1,045	1,265,589
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,167,660
Pittsburg, CA, Water Revenue, 5.00%, 8/1/25(2)	500	627,350
Pittsburg, CA, Water Revenue, 5.00%, 8/1/26(2)	500	633,470
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	1,000	1,114,250
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	42,488
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	95	115,052
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/27	1,500	1,800,675
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,327,942
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	594,401

7

Security	Principal Amount (000’s omitted)	Value
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	$250	$306,040
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/30	1,000	1,245,810
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/31	1,000	1,238,690
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/32	655	806,705
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/33	300	367,674
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	2,010,830
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/33	1,000	1,123,480
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/34	1,350	1,510,610
Wisconsin, Clean Water Revenue, 5.00%, 6/1/27	2,650	3,237,028

		$48,328,426

Total Tax-Exempt Municipal Securities — 97.9% (identified cost $511,337,151)		$534,112,381

Taxable Municipal Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$625	$658,569
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	652,062

		$1,310,631

Total Taxable Municipal Securities — 0.3% (identified cost $1,246,781)		$1,310,631

Total Investments — 98.2% (identified cost $512,583,932)		$535,423,012

Other Assets, Less Liabilities — 1.8%		$10,052,075

Net Assets — 100.0%		$545,475,087

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.1%
California	11.2%
Others, representing less than 10% individually	71.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 5.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.01% to 2.0% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(2)	When-issued security.

8

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$512,574,209

Gross unrealized appreciation	$23,580,081
Gross unrealized depreciation	(731,278)

Net unrealized appreciation	$22,848,803

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$534,112,381	$—	$534,112,381
Taxable Municipal Securities	—	1,310,631	—	1,310,631
Total Investments	$—	$535,423,012	$—	$535,423,012

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/23(1)	$200	$238,638
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/24(1)	200	241,400
Maine Municipal Bond Bank, (TransCap Program), 5.00%, 9/1/17	50	51,760
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	39,062
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	27,429

		$598,289

Education — 9.8%
Cumberland County Municipal Authority, PA, (Dickinson College), 4.00%, 11/1/17	$30	$30,952
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	50	53,711
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	110,527
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	299,435
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/26	200	249,274
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	71,844
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.25%, 10/1/17	65	68,281
Ohio University, 5.00%, 12/1/16	25	25,089
Red River Education Financing Corp., TX, (Texas Christian University), 4.00%, 3/15/18	145	151,062
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	158,340
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/22	165	195,596
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	149,443
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	189,041
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	214,822
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	304,532
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	167,058
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	171,066
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	291,038
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	295,933
Vestavia Hills City Board of Education, AL, 5.00%, 2/1/23	200	240,472
Vestavia Hills City Board of Education, AL, 5.00%, 2/1/24	200	244,208
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	115,884
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	119,267

		$3,916,875

Electric Utilities — 4.2%
Lower Colorado River Authority, TX, 5.00%, 5/15/17	$25	$25,558
North Carolina Municipal Power Agency Number 1, (Catawba), 4.00%, 1/1/18	75	77,709

1

Security	Principal Amount (000’s omitted)	Value
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$199,365
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/19 (Put Date), 12/1/45(2)	225	236,669
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/20 (Put Date), 12/1/45(2)	250	265,955
San Antonio, TX, Electric and Gas Systems, 5.00%, 2/1/17	35	35,385
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	271,267
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	50	55,784
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	228,630
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	305,662

		$1,701,984

General Obligations — 25.4%
Campton Township, IL, 5.00%, 12/15/19	$75	$83,372
Campton Township, IL, 5.00%, 12/15/22	200	236,470
Campton Township, IL, 5.00%, 12/15/23	105	125,989
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	91,879
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/17	45	45,995
Collin County, TX, 4.50%, 2/15/17	35	35,394
Connecticut, 1.40%, 5/15/17(2)	75	75,113
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	75	77,065
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/20	100	108,186
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	275,362
Coppell Independent School District, TX, (PSF Guaranteed), 1.50%, 8/15/17	200	201,316
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	51,752
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	60,409
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	60,986
Decatur, IL, 5.00%, 3/1/20	100	110,079
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/17	110	113,514
Dorchester County, SC, 3.00%, 4/1/17	35	35,344
Dublin City School District, OH, 4.00%, 12/1/17	60	62,117
Eaton Community City School District, OH, 4.00%, 12/1/21	100	112,678
Eaton Community City School District, OH, 4.00%, 12/1/22	100	114,273
Eaton Community City School District, OH, 5.00%, 12/1/26	250	302,532
Erie County, PA, 4.00%, 9/1/17	25	25,652
Frisco Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/17	30	30,287
Harris County Improvement District No. 18, TX, 4.00%, 9/1/21(1)	165	182,480
Houston Independent School District, TX, 4.00%, 2/15/17	75	75,729
Illinois, 5.00%, 1/1/18	150	155,160
Illinois, 5.00%, 7/1/22	70	76,843
Illinois, 5.00%, 8/1/24	100	108,102
Illinois, 5.00%, 3/1/25	100	107,146
Illinois, 5.00%, 8/1/25	300	322,203
Johnson County Unified School District No. 233, KS, 4.00%, 9/1/22	250	286,485
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/20	250	285,850
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/21	250	293,530
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	64,231
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/25	200	207,790
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/17	40	40,397
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	37,583
Lake County Community Consolidated School District No. 50, IL, 3.00%, 1/1/17	125	125,445
Lake County Community Consolidated School District No. 50, IL, 4.00%, 1/1/18	150	155,044
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	250	284,992
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	58,099

2

Security	Principal Amount (000’s omitted)	Value
Lake County Forest Preserve District, IL, 3.00%, 12/15/26	$100	$105,408
Lake County Forest Preserve District, IL, 5.00%, 12/15/23	100	121,545
Lakeland, FL, 5.00%, 10/1/19	50	55,209
Lakeland, FL, 5.00%, 10/1/21	50	57,853
Lakeland, FL, 5.00%, 10/1/22	100	118,021
Lakeland, FL, 5.00%, 10/1/24	50	60,717
Little Rock School District, AR, 3.00%, 2/1/23	100	104,521
Little Rock School District, AR, 3.00%, 2/1/24	250	261,057
Little Rock School District, AR, 3.00%, 2/1/25	250	259,235
Macomb County, MI, 4.00%, 5/1/23	50	56,874
Maryland, 5.50%, 3/1/17	40	40,651
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	300,125
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/18	50	49,116
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	50	48,447
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	47,713
Miami-Dade County School District, FL, 5.00%, 3/15/18	150	158,227
Miami-Dade County School District, FL, 5.00%, 3/15/19	150	163,740
New York, NY, 1.28%, 2/15/19(2)	100	99,927
New York, NY, 1.33%, 2/15/20(2)	100	99,869
Palisades School District, PA, 4.00%, 9/1/18	30	31,606
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	53,344
Port Arthur Independent School District, TX, 5.00%, 2/15/22	250	293,647
Princeton City School District, OH, 5.00%, 12/1/26	100	122,684
Ramsey County, MN, 4.00%, 2/1/17	25	25,211
Schaumburg, IL, 4.00%, 12/1/19	40	43,424
Schertz-Cibolo-Universal City Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/26	250	286,347
Seattle, WA, 4.00%, 3/1/17	40	40,456
Somerset County, NJ, 2.00%, 7/15/19	150	153,856
Toms River, NJ, 4.00%, 12/1/20	100	110,717
Toms River, NJ, 4.00%, 12/1/21	200	225,252
Toms River, NJ, 4.00%, 12/1/22	325	370,965
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	31,365
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	32,843
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	33,791
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	65	73,650
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	35	39,215
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	362,620
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	119,255
Will County Forest Preservation District, IL, 5.25%, 12/15/16	75	75,423
Will County, IL, 4.00%, 11/15/19	30	32,518
Winnebago County, IL, 5.00%, 12/30/20	100	114,041

		$10,183,358

Hospital — 7.6%
Berks County Municipal Authority, PA, (Reading Hospital and Medical Center), 4.25%, 11/1/16	$25	$25,000
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	100	105,807
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	33,858
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,463
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	30,086
Illinois Finance Authority, (Hospital Sisters Services, Inc.), 5.00%, 8/15/17	30	30,943
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/17	50	50,597
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	102,634

3

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	$25	$26,597
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/17	50	51,437
Monroeville Finance Authority, PA, (UPMC), 4.00%, 2/15/17	50	50,474
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	57,613
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	250	310,777
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 4.00%, 7/1/17	50	51,019
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	71,368
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	102,465
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	36,403
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	103,721
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/17	90	90,643
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	41,903
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	26,190
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	32,204
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	42,408
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	50	51,585
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	80,559
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	43,914
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	189,592
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	107,259
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	264,655
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	171,475
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	232,346
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/19	200	216,150
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	150	175,107

		$3,035,252

Housing — 0.5%
Virginia Housing Development Authority, 2.40%, 5/1/26	$200	$203,298

		$203,298

Insured-Education — 0.1%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$26,432
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	27,803

		$54,235

4

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.6%
Adams 12 Five Star Schools, Adams County and City and County of Broomfield, CO, (NPFG), Prerefunded to 12/15/16, 0.00%, 12/15/19	$100	$86,785
Glendale, AZ, Water and Sewer Revenue, (AGM), Prerefunded to 1/1/18, 5.00%, 7/1/21	25	26,215
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	100	110,992

		$223,992

Insured-General Obligations — 7.6%
Burlington, VT, (BAM), 2.00%, 11/1/19(1)	$200	$204,006
Burlington, VT, (BAM), 2.00%, 11/1/20(1)	200	204,180
Burlington, VT, (BAM), 2.00%, 11/1/21(1)	100	101,866
Burlington, VT, (BAM), 5.00%, 11/1/23(1)	100	120,701
Burlington, VT, (BAM), 5.00%, 11/1/24(1)	100	122,226
Burlington, VT, (BAM), 5.00%, 11/1/25(1)	100	123,544
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	50	61,514
Central Greene School District, PA, (BAM), 5.00%, 2/15/17	200	202,318
Central Greene School District, PA, (BAM), 5.00%, 2/15/18	25	26,220
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	216,548
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	31,786
New Britain, CT, (BAM), 5.00%, 3/1/23	150	179,254
New Britain, CT, (BAM), 5.00%, 3/1/24	150	181,938
New Britain, CT, (BAM), 5.00%, 3/1/25	150	184,041
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	104,567
Pine-Richland School District, PA, (AGM), 5.00%, 9/1/19	220	243,648
Rockford, IL, (AGM), 3.00%, 12/15/16	100	100,280
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	51,522
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	52,280
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	52,732
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	53,218
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/19	100	101,402
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/20	100	101,641
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/21	100	101,635
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/23	100	101,384

		$3,024,451

Insured-Hospital — 0.8%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$250	$331,802

		$331,802

Insured-Lease Revenue/Certificates of Participation — 1.7%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$279,005
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	80,116
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	116,342
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	215,330

		$690,793

Insured-Other Revenue — 0.1%
Schertz/Seguin Local Government Corp., TX, (BAM), 3.00%, 2/1/17	$25	$25,130

		$25,130

5

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.2%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$50	$62,047

		$62,047

Insured-Water and Sewer — 1.8%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,378
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	26,812
Central Weber Sewer Improvement District, UT, (AGC), 4.00%, 3/1/17	35	35,362
Cleveland, OH, Water Revenue, (NPFG), 5.00%, 1/1/17	25	25,176
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/17	150	152,390
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	154,759
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/20	150	158,368
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/22	150	160,351

		$738,596

Lease Revenue/Certificates of Participation — 4.8%
Colorado, (UCDHSC Fitzsimons Academic Projects), 4.00%, 11/1/16	$50	$50,000
Highlands County School Board, FL, 5.00%, 3/1/18	50	52,460
Highlands County School Board, FL, 5.00%, 3/1/19	150	162,363
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	223,832
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	360,483
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	243,068
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	108,673
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	118,174
South Dakota Building Authority, 5.00%, 6/1/25	85	104,901
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	159,433
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	263,220
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	27,776
Washington, (State Board for Community and Technical Colleges), 4.00%, 7/1/17	30	30,651
Wisconsin, 5.00%, 9/1/17	25	25,861

		$1,930,895

Other Revenue — 2.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$117,353
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	217,696
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	180,378
West Virginia School Building Authority, Lottery Revenue, 3.00%, 7/1/17	85	86,315
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/22	100	119,817
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	121,735
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	123,666
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	124,663

		$1,091,623

Senior Living/Life Care — 3.7%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 3.00%, 10/1/17	$50	$50,804
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	50	53,398
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	54,290
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	58,887

6

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	$60	$69,907
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	70,313
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	57,432
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	118,701
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 4.00%, 12/1/23	55	61,814
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/24	100	120,253
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	30,594
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 3.00%, 11/1/19	50	52,145
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	75	88,182
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/26	50	58,510
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	56,041
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/19(1)	100	105,444
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/20(1)	100	106,974
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,714
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	105,837
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	54,032
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	26,967
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	53,555

		$1,484,794

Special Tax Revenue — 7.6%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$52,015
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	200	215,790
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	233,654
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	212,179
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	28,295
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	55,744
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	32,717
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/17	50	50,662
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/18	45	47,220
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	75,596
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	40,267
Houston Convention & Entertainment Facilities Department, TX, 4.00%, 9/1/17	75	76,900
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/17	50	50,820
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	121,369
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27(1)	250	297,597
Southlake Parks Development Corp., TX, 3.00%, 2/15/18	25	25,641

7

Security	Principal Amount (000’s omitted)	Value
Thornton Development Authority, CO, 2.00%, 12/1/19	$200	$202,738
Thornton Development Authority, CO, 3.00%, 12/1/21	125	132,587
Thornton Development Authority, CO, 3.00%, 12/1/22	100	106,270
Thornton Development Authority, CO, 4.00%, 12/1/18	245	258,014
Thornton Development Authority, CO, 4.00%, 12/1/20	100	109,421
Thornton Development Authority, CO, 5.00%, 12/1/23	150	179,332
Thornton Development Authority, CO, 5.00%, 12/1/25	75	90,956
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/18	100	105,001
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	111,130
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	57,849
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	70,716

		$3,040,480

Transportation — 5.7%
Atlanta, GA, Airport Passenger Facility Charge Revenue, 5.00%, 1/1/17	$45	$45,328
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	45	50,208
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	57,326
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	30,709
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	122,536
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	69,176
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	57,669
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	100	122,039
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	112,298
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	118,091
North Texas Tollway Authority, 5.00%, 1/1/26	200	241,056
Oklahoma Turnpike Authority, 5.00%, 1/1/17	25	25,183
Port of Everett, WA, 3.00%, 12/1/18	200	207,622
Port of Everett, WA, 4.00%, 12/1/20	200	220,022
Rhode Island Commerce Corp., 5.00%, 6/15/25	250	308,235
Rhode Island Commerce Corp., 5.00%, 6/15/26	350	435,032
Southeastern Pennsylvania Transportation Authority, 5.00%, 6/1/17	60	61,438

		$2,283,968

Water and Sewer — 7.2%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$68,206
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/21	50	57,834
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/24	100	121,899
Clear Lake City Water Authority, TX, 3.00%, 3/1/17	25	25,183
Clear Lake City Water Authority, TX, 4.00%, 3/1/18	95	98,799
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/18	100	107,872
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	83,716
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	417,045
District of Columbia Water and Sewer Authority, 5.00%, 10/1/17	150	155,839
Fort Worth, TX, Water and Sewer System, 4.00%, 2/15/17	25	25,243
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/22(1)	210	250,024
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/25(1)	100	122,952
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/26(1)	125	155,089
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	114,433
Northeast Ohio Regional Sewer District, 5.00%, 11/15/16	25	25,042
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/21	200	224,814
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/22	200	238,706
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/24	130	148,361

8

Security	Principal Amount (000’s omitted)	Value
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/25	$185	$208,797
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	246,215

		$2,896,069

Total Tax-Exempt Investments — 93.6% (identified cost $36,997,615)		$37,517,931

Short-Term Investments — 12.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(3)	4,956,640	$4,957,632

Total Short-Term Investments (identified cost $4,956,768)		$4,957,632

Total Investments — 106.0% (identified cost $41,954,383)		$42,475,563

Other Assets, Less Liabilities — (6.0)%		$(2,416,364)

Net Assets — 100.0%		$40,059,199

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.6%
Florida	12.7%
Illinois	10.7%
Others, representing less than 10% individually	54.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.4% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2016 was $8,983.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

9

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,950,166

Gross unrealized appreciation	$586,221
Gross unrealized depreciation	(60,824)

Net unrealized appreciation	$525,397

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$37,517,931	$—	$37,517,931
Short-Term Investments	—	4,957,632	—	4,957,632
Total Investments	$—	$42,475,563	$—	$42,475,563

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

October 31, 2016 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipals Trust II, invests substantially all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2016, the value of the Fund’s investment in the Portfolio was $536,939,047 and the Fund owned 97.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$55,130

		$55,130

Education — 6.8%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$605,820
Alabama Public School and College Authority, 5.00%, 5/1/24	500	616,000
Brier Creek School Building Corp., IN, 5.00%, 7/15/27	1,000	1,218,910
Brier Creek School Building Corp., IN, 5.00%, 7/15/28	1,000	1,208,840
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	402,724
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/21	500	572,725
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	606,445
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	244,490
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	699,617
Concord Community Schools Building Corp., IN, 3.00%, 7/15/21	100	107,395
Concord Community Schools Building Corp., IN, 3.00%, 7/15/25	100	107,750
Concord Community Schools Building Corp., IN, 4.00%, 1/15/21	620	687,605
Concord Community Schools Building Corp., IN, 4.00%, 1/15/22	500	562,535
Concord Community Schools Building Corp., IN, 5.00%, 7/15/21	535	623,157
Concord Community Schools Building Corp., IN, 5.00%, 7/15/22	500	593,890
Concord Community Schools Building Corp., IN, 5.00%, 7/15/25	1,140	1,406,954
Concord Community Schools Building Corp., IN, 5.00%, 1/15/26	910	1,126,980
Concord Community Schools Building Corp., IN, 5.00%, 7/15/26	300	370,410
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	483,808
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,200,000
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	893,257
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	296,153
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,171,900
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	776,678
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	508,957
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	280,686
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	539,685
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	464,980
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	657,574
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	678,543
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	680	836,733
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/27	1,205	1,474,450
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/28	1,365	1,655,022
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	690	789,312
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/21	250	289,905
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/22	630	746,059
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	360,276
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	303,330
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/28(2)	500	635,320
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	811,182

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	$500	$559,445
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	331,989
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	329,196
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	771,544
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	206,176
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	268,118
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	234,552
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	117,627
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	177,926
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	500,794
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/21	120	138,910
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	145,074
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	123,347
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	451,496
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	313,433
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	920,235
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	913,717
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,207,280
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/29	700	831,691
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	612,950
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	299,525
Western Michigan University, 5.00%, 11/15/24	500	619,885

		$37,690,967

Electric Utilities — 2.7%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,197,600
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	610,800
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,220,270
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	122,588
Marquette Board of Light and Power, MI, 5.00%, 7/1/21	350	406,549
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	273,298
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	544,954
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	583,200
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	427,600
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	971,075
Minnesota Municipal Power Agency, 5.00%, 10/1/21	225	263,354
Minnesota Municipal Power Agency, 5.00%, 10/1/22	200	238,644
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	279,537
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	614,935
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,219,230
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	579,930
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	590,100
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	606,195
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	142,404
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	364,737
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	307,692
South Carolina Public Service Authority, 5.00%, 12/1/26	1,000	1,247,330
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	500	571,575
Springfield, IL, Electric System Revenue, 5.00%, 3/1/22	500	584,575
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	250	300,678
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	250	298,653

Security	Principal Amount (000’s omitted)	Value
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	$250	$294,930
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	299,520

		$15,161,953

Escrowed/Prerefunded — 0.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$26,881
Washington State University, Prerefunded to 4/1/19, 5.00%, 4/1/32	15	16,437
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	604,355

		$647,673

General Obligations — 32.2%
Addison, TX, 5.00%, 2/15/26	$270	$322,680
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	349,477
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	513,450
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	311,866
Alaska, 5.00%, 8/1/30	1,000	1,200,570
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	2,000	2,315,840
Anchorage, AK, 5.00%, 9/1/23	750	913,515
Anchorage, AK, 5.00%, 9/1/24	750	929,122
Anchorage, AK, 5.00%, 9/1/25	750	941,452
Anchorage, AK, 5.00%, 9/1/27	780	961,717
Arkansas, 4.00%, 6/1/28	500	570,350
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	578,210
Avon, OH, 4.00%, 12/1/31	590	660,487
Belding Area Schools, MI, 5.00%, 5/1/28	250	304,848
Belding Area Schools, MI, 5.00%, 5/1/30	250	299,910
Birmingham Public Schools, MI, 4.00%, 11/1/21	500	564,715
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	344,580
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,540,975
Brookline, MA, 4.00%, 3/1/30	435	501,525
Brookline, MA, 4.00%, 3/1/31	250	286,188
Burlington, VT, 5.00%, 11/1/21	600	696,918
Burlington, VT, 5.00%, 11/1/22	450	531,315
Burlington, VT, 5.00%, 11/1/23	450	539,937
Burlington, VT, 5.00%, 11/1/24	400	485,884
Burlington, VT, 5.00%, 11/1/25	400	489,772
Burlington, VT, 5.00%, 11/1/26	250	309,488
Burlington, VT, 5.00%, 11/1/27	225	278,350
Burlington, VT, 5.00%, 11/1/28	370	453,161
California, 4.00%, 9/1/26	750	885,967
California, 4.00%, 9/1/27	740	861,212
California, 4.00%, 9/1/28	750	861,840
California, 4.00%, 9/1/31	1,000	1,114,330
Central Dauphin School District, PA, 5.00%, 2/1/29	500	607,865
Clark County School District, NV, 5.00%, 6/15/22	500	595,605
Clark County School District, NV, 5.00%, 6/15/23	500	606,380
Clark County School District, NV, 5.00%, 6/15/24	500	615,690
Clark County School District, NV, 5.00%, 6/15/25	500	621,385
Clark County School District, NV, 5.00%, 6/15/29	250	302,673
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,097,680
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	823,260
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	750	826,087
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	114,054
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,143,050
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	849,150
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	137,640
Deer Valley Unified School District No. 97, AZ, 2.00%, 7/1/22	250	257,248
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	304,338
Delaware County, OH, 1.50%, 12/1/21	130	131,219

Security	Principal Amount (000’s omitted)	Value
Delaware County, OH, 1.50%, 12/1/22	$110	$110,612
Delaware County, OH, 4.00%, 12/1/27	150	172,584
Delaware County, OH, 4.00%, 12/1/28	255	289,751
Delaware County, OH, 4.00%, 12/1/29	175	196,865
Denton, TX, 5.00%, 2/15/29	1,595	1,961,531
Denton, TX, 5.00%, 2/15/31	1,360	1,649,014
Dowagiac Union School District, MI, 4.00%, 5/1/21	350	389,662
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	366,766
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	399,035
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	287,483
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	725,766
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	403,532
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,240,660
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,707,465
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,880	2,300,876
Eaton Community City School District, OH, 4.00%, 12/1/28	295	326,913
Eaton Community City School District, OH, 4.00%, 12/1/29	300	330,303
Edgewood City School District, OH, 5.25%, 12/1/33	500	597,375
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,303,448
Edinburg, TX, 5.00%, 3/1/21	330	378,434
Edinburg, TX, 5.00%, 3/1/22	1,215	1,424,357
Edinburg, TX, 5.00%, 3/1/23	1,235	1,472,602
Edinburg, TX, 5.00%, 3/1/24	815	986,663
Edinburg, TX, 5.00%, 3/1/25	310	379,288
Elgin, IL, 3.00%, 12/15/22	1,410	1,513,846
Elgin, IL, 3.00%, 12/15/23	1,645	1,767,602
Elgin, IL, 3.00%, 12/15/24	1,770	1,895,971
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	600,680
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,155,310
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,211,700
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	611,385
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	910,770
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	624,365
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	77,165
Honolulu City and County, HI, 4.00%, 10/1/32	2,350	2,631,553
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,041,844
Illinois, 5.00%, 2/1/23	500	549,475
Illinois, 5.00%, 3/1/24	200	215,600
Illinois, 5.00%, 2/1/26	950	1,031,196
Illinois, 5.50%, 7/1/26	200	224,222
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/22	1,600	1,922,848
Jourdanton Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/21	530	569,527
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	176,068
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	390,935
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	395,831
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	650,954
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	591,295
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/21	180	208,174
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	205,901
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	211,188
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/24	100	105,548
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	645,444
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	473,710
Kent, WA, 4.00%, 12/1/29	1,000	1,117,460
Kent, WA, 4.00%, 12/1/30	1,000	1,110,890
Kyle, TX, 4.00%, 8/15/21	250	279,325
Kyle, TX, 4.00%, 8/15/30	500	552,270
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,216,490
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	500	569,985
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24	1,695	1,975,082

Security	Principal Amount (000’s omitted)	Value
Lake County, FL, 5.00%, 6/1/28	$650	$781,963
Lakeland, FL, 5.00%, 10/1/25	635	771,735
Lakeland, FL, 5.00%, 10/1/28	1,500	1,775,820
Lakeland, FL, 5.00%, 10/1/30	1,000	1,169,650
Lakewood, OH, 4.00%, 12/1/29	500	559,570
Lakewood, OH, 4.00%, 12/1/30	400	447,124
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,801,156
Laredo Community College District, TX, 4.00%, 8/1/21	125	139,314
Laredo Community College District, TX, 4.00%, 8/1/22	240	271,061
Laredo Community College District, TX, 5.00%, 8/1/23	165	198,851
Laredo Community College District, TX, 5.00%, 8/1/24	140	170,862
Laredo Community College District, TX, 5.00%, 8/1/25	110	135,588
Laredo Community College District, TX, 5.00%, 8/1/26	320	396,490
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	635,691
Lewisville Independent School District, TX, 5.00%, 8/15/26	1,500	1,875,270
Little Rock School District, AR, 3.00%, 2/1/23	400	418,084
Little Rock School District, AR, 3.00%, 2/1/24	250	261,058
Little Rock School District, AR, 3.00%, 2/1/25	250	259,235
Massachusetts, 5.00%, 7/1/24	1,500	1,866,570
Massachusetts, 5.00%, 7/1/25	1,000	1,258,910
Massachusetts, 5.00%, 7/1/26	1,000	1,276,130
Massachusetts, 5.00%, 7/1/29	1,000	1,244,580
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	238,306
Miami-Dade County School District, FL, 5.00%, 3/15/27	1,775	2,152,471
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	361,299
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/21	1,440	1,679,760
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,195,750
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,220,900
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/28	1,580	1,939,213
Midpeninsula Regional Open Space District, CA, 4.00%, 9/1/31	260	295,019
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	860	967,767
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	269,715
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	541,640
Monroe, NC, Limited Obligation Bonds, 4.00%, 3/1/21	310	344,602
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	413,318
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	375	291,585
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/25	1,925	2,433,912
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	326,805
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,147,268
Olentangy Local School District, OH, 4.00%, 12/1/27	415	482,139
Olentangy Local School District, OH, 4.00%, 12/1/30	630	708,933
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	820,087
Pasadena, TX, 4.00%, 2/15/28	500	565,615
Pasadena, TX, 4.00%, 2/15/29	250	280,198
Pasadena, TX, 4.00%, 2/15/30	500	555,030
Pasadena, TX, 4.00%, 2/15/31	750	827,227
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	812,702
Pennsylvania, 4.00%, 6/15/31	885	953,632
Pennsylvania, 5.00%, 7/1/24	650	790,790
Peoria, IL, 5.00%, 1/1/27	500	599,555
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	587,295
Prince George’s County, MD, 4.00%, 7/1/28	1,000	1,161,630
Prince George’s County, MD, 4.00%, 7/1/29	1,000	1,151,730
Prince George’s County, MD, 4.00%, 7/1/30	1,000	1,145,640
Prince George’s County, MD, 4.00%, 7/1/31	1,000	1,137,280
Romeo Community Schools, MI, 5.00%, 5/1/21	750	863,820
Romeo Community Schools, MI, 5.00%, 5/1/22	575	675,015
Romeo Community Schools, MI, 5.00%, 5/1/24	850	1,030,965
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,225,010

Security	Principal Amount (000’s omitted)	Value
Romeo Community Schools, MI, 5.00%, 5/1/26	$1,270	$1,568,488
Romeo Community Schools, MI, 5.00%, 5/1/27	1,520	1,856,376
Romeo Community Schools, MI, 5.00%, 5/1/28	1,000	1,208,690
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,201,200
Romeo Community Schools, MI, 5.00%, 5/1/30	800	954,016
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,186,990
Rose Tree Media School District, PA, 3.00%, 2/1/20	350	369,250
Rose Tree Media School District, PA, 4.00%, 2/1/21	400	444,824
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	349,017
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	591,080
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	599,600
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	836,377
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	500	553,740
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	452,296
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	336,306
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	222,698
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	620,260
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	1,000	1,254,440
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	932,678
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	1,000	1,255,640
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	591,290
Stamford, CT, 4.00%, 8/1/27	750	875,032
Sugar Land, TX, 5.00%, 2/15/26	555	698,107
Texas, (Texas Transportation Commission), 5.00%, 4/1/28	1,750	2,190,020
Texas, (Texas Transportation Commission), 5.00%, 4/1/29	2,000	2,483,540
Trotwood-Madison City School District, OH, 4.00%, 12/1/24	700	810,264
Trussville, AL, 5.00%, 10/1/31	250	291,670
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	586,622
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	604,714
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	616,253
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	638,981
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	656,959
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	473,957
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	507,068
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	539,626
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	577,042
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	603,228
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,505,275
Vestavia Hills, AL, 4.00%, 2/1/24	1,235	1,423,461
Vestavia Hills, AL, 4.00%, 2/1/25	550	636,009
Vestavia Hills, AL, 4.00%, 2/1/26	1,000	1,161,070
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31	560	637,106
Washington, 5.00%, 8/1/21	2,000	2,347,640
Washington, 5.00%, 8/1/22	1,000	1,201,830
Washington, 5.00%, 8/1/23	1,000	1,224,530
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	370,892
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	135,983
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	132,506
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	643,267
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	185,908
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	177,413
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,329,263
West Chester Township, OH, 4.00%, 12/1/27	400	460,224
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	814,080
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	810,315
Will County, IL, 4.00%, 11/15/30	1,000	1,107,020
Williamson County, TX, 5.00%, 2/15/28	300	366,159

		$177,902,194

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.4%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$286,918
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	302,982
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	111,422
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	500	551,830
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	493,443
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	44,776
Harris County Hospital District, TX, 5.00%, 2/15/27	700	858,067
Harris County Hospital District, TX, 5.00%, 2/15/28	1,500	1,823,655
Harris County Hospital District, TX, 5.00%, 2/15/30	1,000	1,195,970
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	868,290
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,299,205
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	488,740
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	616,620
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	610,060
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,192,450
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24(2)	500	595,810
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/29(2)	1,210	1,409,626
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30(2)	1,000	1,157,950
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	455,588
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/28	1,890	2,119,144
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/21	770	891,198
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	414,424
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,476,564
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	553,014
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/29	1,185	1,427,806
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	778,570
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	115,685
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	181,148
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	308,260
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	305,647
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	302,687
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	713,334
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	296,805
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	616,165
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	612,035
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	606,980
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	252,036
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	596,545
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	295,708
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/21	1,200	1,399,920
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/23	1,500	1,805,700
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,219,170
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/25	1,000	1,226,430

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	$500	$620,890
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	622,035
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	579,490
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	578,773
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	599,395
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	605,725
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	944,408
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,230,470
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	683,710
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	864,339
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	853,132
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	625,310
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	837,795
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	123,177
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	1,600	1,996,064
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	139,395
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	653,823
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,213,680
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,202,860
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,193,970
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,188,560
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,196,500
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/22	775	909,982
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	762,376
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	739,386
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	292,880
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	157,758
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	280,077
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	261,389
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	356,124
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	741,500
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	115,380
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	235,868
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	359,139
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	607,320
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	233,476
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	66,421
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	428,123

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	$335	$412,278
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	492,852
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	373,424
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	604,185
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	500	598,155
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	500	593,040
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,425,151
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	721,045

		$63,199,207

Housing — 1.9%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$422,888
Maine Housing Authority, 2.30%, 11/15/25	190	189,751
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,172,656
New York Mortgage Agency, 1.75%, 4/1/24	500	494,575
New York Mortgage Agency, 1.95%, 10/1/25	750	738,930
New York Mortgage Agency, 2.30%, 10/1/27	750	744,075
New York Mortgage Agency, 2.40%, 10/1/28	750	735,075
New York Mortgage Agency, 2.45%, 4/1/29	750	730,913
Virginia Housing Development Authority, 1.70%, 5/1/22	895	899,081
Virginia Housing Development Authority, 1.85%, 5/1/23	920	923,956
Virginia Housing Development Authority, 1.95%, 11/1/23	295	298,575
Virginia Housing Development Authority, 2.05%, 5/1/24	340	344,349
Virginia Housing Development Authority, 2.25%, 5/1/25	470	477,802
Virginia Housing Development Authority, 2.40%, 5/1/26	520	528,575
Virginia Housing Development Authority, 2.55%, 5/1/27	930	948,358
Washington Housing Finance Commission, 2.05%, 6/1/24	310	311,609
Washington Housing Finance Commission, 2.25%, 6/1/25	455	453,740
Washington Housing Finance Commission, 2.30%, 12/1/25	130	131,590
Washington Housing Finance Commission, 2.40%, 6/1/26	105	107,214

		$10,653,712

Insured-Education — 0.2%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$260,962
Kershaw County Public Schools Foundation, SC, (BAM), 3.25%, 12/1/28	250	259,318
Kershaw County Public Schools Foundation, SC, (BAM), 3.375%, 12/1/29	500	521,240

		$1,041,520

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$572,100

		$572,100

Insured-General Obligations — 1.8%
Bellwood, IL, (AGM), 5.00%, 12/1/21	$500	$571,455
Bellwood, IL, (AGM), 5.00%, 12/1/22	500	579,115
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,173,210
Greenwood Fifty School Facilities, Inc., SC, (Greenwood School District No. 50), (BAM), 5.00%, 12/1/21	175	203,702
Lancaster School District, PA, (AGM), 5.00%, 6/1/26	1,000	1,233,440

Security	Principal Amount (000’s omitted)	Value
New Britain, CT, (BAM), 5.00%, 3/1/21	$1,000	$1,148,590
New Britain, CT, (BAM), 5.00%, 3/1/23	550	657,266
New Britain, CT, (BAM), 5.00%, 3/1/24	550	667,106
New Britain, CT, (BAM), 5.00%, 3/1/25	400	490,776
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	298,728
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	525,248
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	220,440
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	378,090
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	479,096
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	393,627
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	697,280

		$9,717,169

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$663,605

		$663,605

Insured-Lease Revenue/Certificates of Participation — 3.2%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$544,600
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	542,985
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	587,230
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,196,280
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	302,845
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,834,650
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,532,500
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	606,515
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,480,864
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	304,470
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	119,073
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	294,715
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	893,995
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,683,476
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	261,770
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	590,280
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	478,512
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	354,537
Pasco County School Board, FL, (BAM), 5.00%, 8/1/21	400	463,680
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	355,587
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	307,316
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	501,180
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	377,166
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	442,965
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	749,262
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	502,631
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	620,726

		$17,929,810

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$142,528
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	526,180

		$668,708

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.8%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/21	$825	$950,928
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	840	988,705
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	527,635
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	424,540
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	611,515
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	390,893
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	455,062

		$4,349,278

Insured-Water and Sewer — 0.7%
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/20	$500	$563,405
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/21	1,075	1,241,292
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	290,483
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	295,823
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	304,605
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	299,672
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	118,494
Westmoreland County Municipal Authority, PA, (BAM), 5.00%, 8/15/26	485	589,197

		$3,702,971

Lease Revenue/Certificates of Participation — 6.3%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$113,843
Broward County School Board, FL, 5.00%, 7/1/21	250	290,270
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,781,475
Broward County School Board, FL, 5.00%, 7/1/23	500	605,155
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,533,225
Broward County School Board, FL, 5.00%, 7/1/25	500	617,020
Broward County School Board, FL, 5.00%, 7/1/26	1,000	1,246,070
Broward County School Board, FL, 5.00%, 7/1/27	500	618,605
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,533,112
Broward County School Board, FL, 5.00%, 7/1/29	500	608,420
Broward County School Board, FL, 5.00%, 7/1/30	500	604,110
Broward County School Board, FL, 5.00%, 7/1/31	600	720,096
California Public Works Board, 4.00%, 12/1/31	1,000	1,094,800
California Public Works Board, 5.00%, 11/1/26	1,000	1,261,710
California Public Works Board, 5.00%, 11/1/27	1,000	1,250,270
California Public Works Board, 5.00%, 11/1/28	1,000	1,233,910
California Public Works Board, 5.00%, 11/1/29	1,000	1,224,780
California Public Works Board, 5.00%, 11/1/30	1,500	1,827,015
California Public Works Board, 5.00%, 11/1/31	1,000	1,211,120
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	299,540
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	246,738
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/21	490	554,097
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	592,168
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	157,395
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	646,410
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	674,185
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	699,928
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	721,742
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	742,343
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	769,122
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	792,099
Medina City School District, OH, 5.00%, 12/1/23	350	422,807
Medina City School District, OH, 5.00%, 12/1/24	400	485,456
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,367,254

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	$500	$598,035
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,048,169
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,160,738
South Dakota Building Authority, 5.00%, 6/1/27	635	765,778
South Dakota Building Authority, 5.00%, 6/1/28	210	253,359
South Dakota Building Authority, 5.00%, 6/1/30	200	238,066
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	903,457
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	789,660
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	603,860

		$34,907,412

Other Revenue — 1.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$352,059
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,216,780
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,207,430
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,196,530
Fort Myers, FL, (Capital Improvements), 5.00%, 12/1/26	750	923,182
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	721,512
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	181,749
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	189,605
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	185,507
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/21	500	574,865
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	793,145
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	616,100
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	605,580
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	572,450

		$9,336,494

Senior Living/Life Care — 5.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$56,963
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	112,661
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	281,128
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	287,160
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	293,058
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	121,226
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	642,342
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	629,914
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,404,630
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,233,151
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,706,380
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	750,780
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	579,385

Security	Principal Amount (000’s omitted)	Value
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	$250	$291,180
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	291,545
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	696,377
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	549,350
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 5.00%, 7/1/31	2,000	2,259,160
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	764,201
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	568,230
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	372,567
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	262,825
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	267,390
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	576,811
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	241,086
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	303,677
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	300,863
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	296,125
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27(2)	1,000	975,700
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/22(2)	400	459,400
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23(2)	600	698,502
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24(2)	440	516,432
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26(2)	385	458,304
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28(2)	250	291,765
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29(2)	600	694,140
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30(2)	200	229,372
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31(2)	250	284,778
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/21	200	219,458
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	203,326
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	235,152
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	678,636
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	462,644
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	235,872
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	425	498,827
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22(2)	375	430,024
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23(2)	865	1,005,770
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25(2)	750	886,147
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	350,039
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	236,860

Security	Principal Amount (000’s omitted)	Value
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	$250	$301,703
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	522,702
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	555,270
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	575,942

		$28,146,930

Special Tax Revenue — 2.9%
Arizona Transportation Board, Transportation Excise Tax Revenue, 5.00%, 7/1/21	$1,000	$1,172,440
Arizona Transportation Board, Transportation Excise Tax Revenue, 5.00%, 7/1/22	1,000	1,200,590
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	100	123,225
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/21	275	313,371
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	320,589
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	308,350
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	380,835
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	550,858
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	367,149
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	364,656
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	361,092
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	300	357,570
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	597,940
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	608,055
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	584,135
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	596,160
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	606,225
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	566,748
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	809,471
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	165,379
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/21	460	541,305
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	721,518
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/21	250	289,753
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	296,370
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	123,690
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	169,441
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30	1,250	1,430,112
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31	1,000	1,134,690
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	297,940
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	296,350
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	294,698
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	292,555

		$16,243,260

Transportation — 4.8%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$286,535
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	305,217
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	250	286,628
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	176,004
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	243,146
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	122,836
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	180,240
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	178,763
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,177,140
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	591,400
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	118,280
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/20	545	623,502
Fort Bend County, TX, Toll Road Revenue, 2.00%, 3/1/21	250	257,318

Security	Principal Amount (000’s omitted)	Value
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	$100	$118,363
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	181,356
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	239,039
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	604,860
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,199,620
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	893,340
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	793,253
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	304,657
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	583,320
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	1,000	1,172,160
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	599,040
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	610,185
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	615,260
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	622,245
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,255,080
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	868,140
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	154,726
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	586,095
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	902,422
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	201,988
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	895,432
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	473,800
North Texas Tollway Authority, 5.00%, 1/1/22	1,000	1,172,810
North Texas Tollway Authority, 5.00%, 1/1/23	1,500	1,796,370
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/25	1,000	1,244,820
Port of Seattle, WA, 5.00%, 4/1/21	250	290,513
Port of Seattle, WA, 5.00%, 3/1/24	250	306,460
Port of Seattle, WA, 5.00%, 3/1/25	150	185,174
Port of Seattle, WA, 5.00%, 3/1/27	250	303,690
Port of Seattle, WA, 5.00%, 3/1/29	250	299,352
Rhode Island Commerce Corp., 5.00%, 6/15/21	2,000	2,305,440
Texas Transportation Commission, 5.00%, 4/1/33	50	59,044

		$26,385,063

Water and Sewer — 10.0%
Appleton, WI, Storm Water System Revenue, 4.00%, 4/1/28	$390	$446,733
Appleton, WI, Storm Water System Revenue, 4.00%, 4/1/29	240	272,354
Boston Water and Sewer Commission, MA, 5.00%, 11/1/30	550	670,313
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	550	670,313
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	370,212
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	165	196,890
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	118,342
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/21	1,700	1,998,078
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/22	1,400	1,686,006
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,228,130
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,410,274
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/25	1,010	1,276,468
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	599,260
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	887,145
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	323,180
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29	1,025	1,327,734
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	259,486
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	208,984
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/30	500	556,250
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	552,745

Security	Principal Amount (000’s omitted)	Value
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	$500	$626,155
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	112,417
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	758,667
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	470,869
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	236,076
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	285,223
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	770	865,865
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	919,208
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	290,435
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	204,739
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	752,700
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/28	500	622,290
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	617,625
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	735,594
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	512,585
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/30	1,500	1,663,725
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/31	1,650	1,816,138
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	364,251
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/24	600	737,700
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/25	500	621,040
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/26	500	629,385
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/27	525	652,402
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	847,027
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	674,616
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	746,547
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,246,270
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	638,399
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,966,000
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/24	2,000	2,498,220
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30	940	1,145,230
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/22	250	293,068
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	358,302
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,234,070
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/28	1,525	1,845,280
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/30	1,455	1,732,905
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	534,033
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	564,010
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	605,535
Tacoma, WA, Solid Waste Revenue, 5.00%, 12/1/31	1,250	1,493,637
Texas Water Development Board, 5.00%, 4/15/28	1,000	1,246,570
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	1,100	1,258,972
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,420,300
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	485	536,158
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	335,842
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/31	250	273,828
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	213,281
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	258,424
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	260,282
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	618,787
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	668,217

		$55,067,796

Security	Principal Amount (000’s omitted)	Value
Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$300,097

		$300,097

Total Tax-Exempt Investments — 93.0% (identified cost $509,541,215)		$514,343,049

Other Assets, Less Liabilities — 7.0%		$38,833,328

Net Assets — 100.0%		$553,176,377

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.4%
Others, representing less than 10% individually	80.6%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.5% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Portfolio did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$509,538,108

Gross unrealized appreciation	$7,281,751
Gross unrealized depreciation	(2,476,810)

Net unrealized appreciation	$4,804,941

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$514,343,049	$—	$514,343,049
Total Investments	$—	$514,343,049	$—	$514,343,049

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.3%

Security	Principal Amount (000’s omitted)	Value
Education — 7.4%
Clemson University, SC, 4.00%, 5/1/32	$200	$220,588
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	119,886
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/32(1)	50	54,476
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/33(1)	50	54,031
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/34(1)	50	53,853
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/36(1)	100	107,089

		$609,923

Electric Utilities — 5.9%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/33	$125	$137,074
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	50	53,705
South Carolina Public Service Authority, 5.00%, 12/1/36	250	293,875

		$484,654

General Obligations — 31.5%
Austin Community College District, TX, 4.00%, 8/1/29	$100	$113,523
Burleson Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/35	125	136,719
Burleson Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/36	200	218,240
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	115,338
Clark County, NV, 4.00%, 7/1/30	75	83,023
Decatur City Board of Education, AL, 4.00%, 2/1/35	100	106,804
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	50	61,193
Grand Ledge Public Schools, MI, 5.00%, 5/1/32	50	59,303
Grand Ledge Public Schools, MI, 5.00%, 5/1/33	40	47,223
Guilford County, NC, 5.00%, 2/1/28	50	63,049
Illinois, 5.00%, 3/1/25	100	107,146
Illinois, 5.00%, 2/1/26	50	54,274
Illinois, 5.50%, 7/1/26	50	56,056
Lakeland, FL, 5.00%, 10/1/29	100	117,643
Lakeland, FL, 5.00%, 10/1/31	100	116,454
Massachusetts, 4.00%, 7/1/33	125	137,067
Prosper, TX, 4.00%, 2/15/30	100	109,828
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	191,320
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/30	50	57,314
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31	50	56,885
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/32	50	56,458
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/33	50	56,176
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/34	50	55,942
Williamson County, TX, 4.00%, 2/15/29	150	170,643
Williamson County, TX, 4.00%, 2/15/30	100	113,002
Williamson County, TX, 4.50%, 2/15/32	125	145,994

		$2,606,617

Hospital — 5.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$59,944
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	57,849
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	124,659
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	100	118,214
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	100	117,790

		$478,456

1

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 13.1%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/28	$100	$111,994
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	100	111,251
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	150	180,810
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	150	74,865
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/34	150	71,067
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	300	134,760
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	162,283
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	121,227
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	118,954

		$1,087,211

Insured-Special Tax Revenue — 2.3%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$191,579

		$191,579

Lease Revenue/Certificates of Participation — 5.0%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$164,197
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	150	184,971
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	61,092

		$410,260

Senior Living/Life Care — 13.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$294,097
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	120,268
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	119,274
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28(1)	150	175,059
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31(1)	100	113,911
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	170,151
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	110,971

		$1,103,731

Special Tax Revenue — 5.3%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$264,364
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	56,919
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	100	120,677

		$441,960

Water and Sewer — 3.7%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	$50	$59,664
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	50	59,171
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/31	50	58,874
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/32	50	58,579
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	71,983

		$308,271

Total Tax-Exempt Investments — 93.3% (identified cost $7,384,789)		$7,722,662

Short-Term Investments — 12.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(2)	1,040,651	$1,040,859

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Value

Total Short-Term Investments (identified cost $1,040,652)	$1,040,859

Total Investments — 105.9% (identified cost $8,425,441)	$8,763,521

Other Assets, Less Liabilities — (5.9)%	$(490,814)

Net Assets — 100.0%	$8,272,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.1%
California	11.6%
Others, representing less than 10% individually	67.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 14.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 12.0% of total investments.

(1)	When-issued security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2016 was $3,882.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,425,204

Gross unrealized appreciation	$374,513
Gross unrealized depreciation	(36,196)

Net unrealized appreciation	$338,317

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

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•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$7,722,662	$—	$7,722,662
Short-Term Investments	—	1,040,859	—	1,040,859
Total Investments	$—	$8,763,521	$—	$8,763,521

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016